Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 226,925	$ 70,345	$ 186,909
Reversals	191,614	157,765	(116,846)
Write-offs	(68,003)		(3,653)
Foreign currency exchange effect	3,227	(1,185)	3,935
Ending balance	$ 353,763	$ 226,925	$ 70,345